Financial assets and liabilities - LME aluminum futures, cross currency interest rate swaps and NYMEX gas swaps (Details) £ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Aug. 12, 2019 USD ($)	Mar. 01, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Aug. 13, 2019
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk									$ 9		$ 4
Derivative financial instruments used to hedge foreign currency and interest rate risk									26		44
Fair value of assets									45		7
Issuance of notes									$ 6,483		$ 5,529
4.750% Senior Notes due 2027
Hedging instruments
Aggregate principal amount | £								£ 400		£ 400
Stated interest rate								4.75%	4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Hedging instruments
Stated interest rate												7.25%
CCIRS, US dollar to euro
Hedging instruments
Contract value		$ 200
Hedges of net investment in foreign operations
Hedging instruments
Gain (loss) recognized on hedge ineffectiveness of net investments					$ (1)	$ (1)	$ 0
Cross currency interest rate swaps
Hedging instruments
Derivative financial instruments used to hedge foreign currency and interest rate risk							$ 113		$ 105		$ 32
Contract value				$ 440
Fair value of assets	$ 17								10		3
Proceeds on termination or settlement	23
Cross currency interest rate swaps | CCIRS, US dollar to euro
Hedging instruments
Contract value	$ 500		$ 200
Fair value of assets			14
Proceeds on termination or settlement			$ 14
Metal forward contracts
Hedging instruments
Fair value of assets									29		$ 4
Premium paid					0
Premium received					0
Metal forward contracts | Level 2
Hedging instruments
Fair value of assets									0
Forward foreign exchange contracts
Hedging instruments
Fair value of assets									5
Premium paid					0
Premium received					0
Forward foreign exchange contracts | Level 2
Hedging instruments
Fair value of assets									0
NYMEX gas swaps
Hedging instruments
Fair value of assets									1
Premium paid					0
Premium received					$ 0
NYMEX gas swaps | Level 2
Hedging instruments
Fair value of assets									$ 0